Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Maturity of Remaining Operating Leases Liabilities
The table below summarizes the maturity of remaining operating lease liabilities:

Lease payments due in:	Operating Lease
(in thousands)
2024	$253
2025	257
2026	259
2027	262
2028	264
Thereafter	44
Total lease payments	1,339
Less imputed interest	(126)
Total lease liabilities, as reported	$1,213